Transactions with Related Parties and Affiliates (Details) - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended		9 Months Ended
	Feb. 11, 2015	Jun. 30, 2015	Jun. 30, 2014	May. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Sep. 22, 2014	Dec. 31, 2014
Related Party Transaction [Line Items]
Total management fees		$ 14,141,000	$ 12,239,000		$ 27,542,000	$ 24,244,000
Direct vessel expenses		757,000	146,000		1,294,000	146,000
General and administrative expenses		1,949,000	2,029,000		3,824,000	3,973,000
Due to related parties		15,643,000			15,643,000			$ 1,880,000
Time charter revenues		56,473,000	55,178,000		$ 113,259,000	112,676,000
Ownership percentage of Navios Holdings	20.10%				20.10%
Available amount of loan facility		123,000,000			$ 123,000,000
May 2015 Credit Facility
Related Party Transaction [Line Items]
Credit facility				$ 60,000,000
Interest rate description					LIBOR
Interest rate percentage				3.00%
Amount outstanding		0			$ 0
Available amount of loan facility		60,000,000			$ 60,000,000
September 2014 Credit Facility
Related Party Transaction [Line Items]
Credit facility							$ 56,000,000
Interest rate description					LIBOR
Interest rate percentage							3.00%
Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses		1,505,000	1,500,000		$ 3,105,000	2,986,000
Due to related parties		15,643,000			$ 15,643,000			1,880,000
Navios Apollon
Related Party Transaction [Line Items]
Vessel Year Built					2000
Vessel type					Ultra-Handymax
Time charter revenues		859,000	1,248,000		$ 1,980,000	2,396,000
Profit Sharing Arrangements					The term of this charter was approximately two years, at a net daily rate of $12.50 for the first year and $13.50 for the second year, plus 50/50 profit sharing based on actual earnings. In January 2014, this charter was extended for approximately six months at a net daily rate of $13.50 plus 50/50 profit sharing based on actual earnings and in October 2014, this charter was further extended for approximately one year at a net daily rate of $12.50 plus 50/50 profit sharing based on actual earnings. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.50 plus 50/50 profit sharing based on actual earnings at the end of the period.
Navios Prosperity
Related Party Transaction [Line Items]
Vessel Year Built					2007
Vessel type					Panamax
Time charter revenues		0	1,100,000		$ 771,000	2,367,000
Profit Sharing Arrangements					The term of this charter was approximately one year with two six-month extension options granted to Navios Holdings, at a net daily rate of $12.00 plus profit sharing. In April 2014, this charter was extended for approximately one year and the owners will receive 100% of the first $1.50 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.
Navios Libra
Related Party Transaction [Line Items]
Vessel Year Built					1995
Vessel type					Panamax
Time charter revenues		1,089,000	1,105,000		$ 2,163,000	2,122,000
Profit Sharing Arrangements					The term of this charter is approximately three years commencing in October 2012, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period.
Navios Felicity
Related Party Transaction [Line Items]
Vessel Year Built					1997
Vessel type					Panamax
Time charter revenues		740,000	1,100,000		$ 1,810,000	2,188,000
Profit Sharing Arrangements					The term of this charter was approximately one year with two six-month extension options, at a net daily rate of $12.00 plus profit sharing. The owners will receive 100% of the first $1.50 in profits above the base rate, and thereafter all profits will be split 50/50 to each party. In February 2014, Navios Holdings exercised its first option to extend this charter, and in August 2014, Navios Holdings exercised its second option. In April 2015, this charter was further extended for approximately one year at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period.
Navios Aldebaran
Related Party Transaction [Line Items]
Vessel Year Built					2008
Vessel type					Panamax
Time charter revenues		0	1,009,000		$ 640,000	2,007,000
Profit Sharing Arrangements					The term of this charter was approximately six months commencing in June 2013, at a net daily rate of $11.00 plus profit sharing, with a six-month extension option. In December 2013, Navios Holdings exercised its option to extend this charter, at a net daily rate of $11.00 plus profit sharing. The owners will receive 100% of the first $2.50 in profits above the base rate, and thereafter all profits will be split 50/50 to each party.
Navios Hope
Related Party Transaction [Line Items]
Vessel Year Built					2005
Vessel type					Panamax
Time charter revenues		915,000	$ 844,000		$ 1,641,000	$ 1,452,000
Profit Sharing Arrangements					The term of this charter was approximately one year, at a net daily rate of $10.00. In December 2013, Navios Holdings extended this charter for approximately six months at a net daily rate of $10.00 plus 50/50 profit sharing based on actual earnings. In January 2015, this charter was further extended for approximately one year at a net daily rate of $10.00 plus 50/50 profit sharing based on actual earnings at the end of the period.
Navios Pollux
Related Party Transaction [Line Items]
Vessel Year Built					2009
Vessel type					Capesize
Time charter revenues		598,000			$ 1,521,000
Profit Sharing Arrangements					The term of this charter is approximately for twelve months at a daily rate of $11.40 net per day plus 50/50 profit sharing based on actual earnings at the end of the period.
Navios Gemini
Related Party Transaction [Line Items]
Vessel Year Built					1994
Vessel type					Panamax
Time charter revenues		695,000			$ 780,000
Profit Sharing Arrangements					The term of this charter is approximately nine months that commenced in March 2015, at a net daily rate of $7.60 plus 50/50 profit sharing based on actual earnings at the end of the period.
Navios Hyperion
Related Party Transaction [Line Items]
Vessel Year Built					2004
Vessel type					Panamax
Time charter revenues		751,000			$ 751,000
Profit Sharing Arrangements					The term of this charter is approximately ten months that commenced in April 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period.
Navios Soleil
Related Party Transaction [Line Items]
Vessel Year Built					2009
Vessel type					Ultra-Handymax
Time charter revenues		682,000			$ 682,000
Profit Sharing Arrangements					The term of this charter is approximately ten months that commenced in May 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period.
Navios Harmony
Related Party Transaction [Line Items]
Vessel Year Built					2006
Vessel type					Panamax
Time charter revenues		688,000			$ 688,000
Profit Sharing Arrangements					The term of this charter is approximately twelve months that commenced in May 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period.
Navios Orbiter
Related Party Transaction [Line Items]
Vessel Year Built					2004
Vessel type					Panamax
Time charter revenues		354,000			$ 354,000
Profit Sharing Arrangements					The term of this charter is approximately twelve months that commenced in June 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period.
Navios Fantastiks
Related Party Transaction [Line Items]
Vessel Year Built					2005
Vessel type					Capesize
Time charter revenues		343,000			$ 343,000
Profit Sharing Arrangements					The term of this charter is approximately ten months that commenced in June 2015, at a net daily rate of $12.50 plus 50/50 profit sharing based on actual earnings at the end of the period.
Navios Alegria
Related Party Transaction [Line Items]
Vessel Year Built					2004
Vessel type					Panamax
Time charter revenues		9,000			$ 9,000
Profit Sharing Arrangements					The term of this charter is approximately twelve months that commenced in June 2015, at a net daily rate of $12.00 plus 50/50 profit sharing based on actual earnings at the end of the period.
Ultra-Handymax Vessels
Related Party Transaction [Line Items]
Daily management fee					$ 4,000
Panamax Vessels
Related Party Transaction [Line Items]
Daily management fee					4,100
Capesize Vessels
Related Party Transaction [Line Items]
Daily management fee					5,100
Container vessel of TEU 6,800
Related Party Transaction [Line Items]
Daily management fee					6,500
Container of TEU 8,000
Related Party Transaction [Line Items]
Daily management fee					7,200
Container of more than TEU 13,000
Related Party Transaction [Line Items]
Daily management fee					8,500
Other Payables | Navios Holdings
Related Party Transaction [Line Items]
Due from related parties		1,185,000			1,185,000
Drydock and special survey expenses | Navios Holdings
Related Party Transaction [Line Items]
General and administrative expenses					6,277,000
Due to related parties		$ 10,551,000			$ 10,551,000			2,155,000
Other Receivables | Navios Holdings
Related Party Transaction [Line Items]
Due from related parties								$ 275,000